BALANCE SHEET COMPONENTS - Property Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 330,637	$ 493,739
Less: accumulated depreciation and impairment	(257,779)	(213,714)
Property, plant and equipment, net	72,858	280,025
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	135,849	185,536
Land and buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	130,075	148,808
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	13,133	85,536
Solar power systems
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	724	1,318
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	42,943	49,220
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	720	1,321
Construction-in-process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 7,193	$ 22,000